Proportionate share of income (loss) from Evertec minority interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 E V E R T E C Inc [Member]	Sep. 30, 2010 E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 73,478	$ 33,769	$ 23,582	$ 38,274	$ 13,936
Intercompany Income (Loss) Eliminations				(53,449)	(52,218)
Income (Loss) From Equity Method Investments Net Of Intercompany Income (Loss) Eliminations				$ (15,175)	$ (38,282)